Goodwill (Details) - Schedule of goodwill - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Goodwill [Line Items]
Goodwill	$ 6,455,781	$ 10,084,201
Shennong [Member]
Goodwill [Line Items]
Goodwill	1,250,470	6,288,219
Hekangyuan [Member]
Goodwill [Line Items]
Goodwill	21,275	3,627,427
2Lab3 [Member]
Goodwill [Line Items]
Goodwill	5,184,036
Daji [Member]
Goodwill [Line Items]
Goodwill		$ 168,555